Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
NET LOSS	$ (2,925,582)	$ (3,893,859)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation	(772,036)	(373,729)
COMPREHENSIVE LOSS	$ (3,697,618)	$ (4,267,588)